SCHEDULE OF OTHER NON CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security deposit	$ 4,077	$ 8,277